Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Lease
Operating lease ROU assets	¥ 251,635	¥ 162,764		$ 35,983
Operating lease liabilities	259,900	170,105
Cash payments for operating leases	65,186	44,170
ROU assets obtained in exchange for operating lease liabilities	¥ 147,616	¥ 94,078
Weighted-average remaining lease term	3 years 7 months 17 days	4 years 7 days		3 years 7 months 17 days
Weighted-average discount rate	3.71%	4.03%		3.71%
Operating lease expenses	¥ 66,087	¥ 54,129	¥ 49,505
Short-term lease expenses	8,930	6,851	¥ 3,498
Right of use assets in relation to early terminated lease	939	1,780
Operating lease liabilities in relation to early terminated lease	¥ 1,007	¥ 1,939